Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of balance sheet - USD ($)	Jun. 30, 2021	Apr. 09, 2021
As Previously Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total assets	$ 553,337,784	$ 553,896,081
Total liabilities	$ 81,123,261	$ 66,145,110
Class A common stock subject to possible redemption (in Shares)	467,214,520	482,750,970
Preferred stock
Class A common stock (in Shares)	848	692
Class B common stock (in Shares)	1,380	1,380
Additional paid-in capital	$ 36,838,090	$ 21,301,795
Retained earnings (accumulated deficit)	(31,840,315)	(16,303,866)
Total stockholders’ equity (deficit)	5,000,003	5,000,001
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	553,337,784	553,896,081
Adjustment [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total assets
Total liabilities
Class A common stock subject to possible redemption (in Shares)	84,785,480	69,249,030
Preferred stock
Class A common stock (in Shares)	(848)	(692)
Class B common stock (in Shares)
Additional paid-in capital	$ (36,838,090)	$ (21,301,795)
Retained earnings (accumulated deficit)	(47,946,543)	(47,946,543)
Total stockholders’ equity (deficit)	(84,785,481)	(69,249,030)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)
As Restated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total assets	553,337,784	553,896,081
Total liabilities	$ 81,123,261	$ 66,145,110
Class A common stock subject to possible redemption (in Shares)	552,000,000	552,000,000
Preferred stock
Class A common stock (in Shares)
Class B common stock (in Shares)	1,380	1,380
Additional paid-in capital
Retained earnings (accumulated deficit)	(79,786,858)	(64,250,409)
Total stockholders’ equity (deficit)	(79,785,478)	(64,249,029)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$ 553,337,784	$ 553,896,081